SECOND PROMISSORY NOTES (Tables)	6 Months Ended
Oct. 31, 2015
Debt Disclosure [Abstract]
Schedule of Second Promissory Notes
	October 31, 2015 $	April 30, 2015 $

Second promissory notes	3,750,320	1,432,565

Total second promissory notes	3,750,320	1,432,565

Schedule of Payments To Repay Principal Balance
2016 $	2017 $	2018 $	2019 $	2020 $	Total $
-	1,000,000	3,217,000	-	-	4,217,000